Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This disclosure has been prepared in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K and does not necessarily reflect how the Compensation Committee evaluates compensation decisions when contemplating Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the years shown. For further information concerning the Company's pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, refer to the Compensation Discussion and Analysis section above.

Pay versus Performance Table

The following table sets forth information concerning the compensation of our PEO and NEOs for each of the fiscal years ending December 31, 2025, 2024, and 2023;

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) ($)	Net Income ($ in 000s)
2025	1,182,127	1,400,036	641,400	717,953	406	8,447
2024	376,300	376,300	496,836	564,062	370	7,636
2023	225,000	253,742	281,366	646,491	273	3,489
(1)

The amounts shown for Summary Compensation Table total for PEO are the amounts of total compensation reported for Mr. Ferrantino for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 19 above.

(2)

The amounts shown for Compensation Actually Paid do not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year and it is reported solely pursuant to the new SEC rules. Additionally, it does not represent amounts that have actually been earned or realized, including with respect to certain equity awards for which performance conditions for these equity awards have not yet been realized.

(3)

The amounts shown for Average Summary Compensation Table Total for Non-PEO NEOs are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 19 above. The individuals comprising the Non-PEO NEOs for each presented year are listed below:

2025 - William A. Drafts and Linda M. Biles

2024 - Cameron Pforr, William A. Drafts, Linda M. Biles, and James W. Tivy

2023 - William A. Drafts, Linda M. Biles, and James W. Tivy

PEO Total Compensation Amount	$ 1,182,127	$ 376,300	$ 225,000
PEO Actually Paid Compensation Amount	$ 1,400,036	376,300	253,742
Adjustment To PEO Compensation, Footnote
(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the "Stock Awards" column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 19 above.

PEO	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2025	1,182,127	(611,915)	829,824	1,400,036
2024	376,300	—	—	376,300
2023	225,000	—	28,742	253,742

Non-PEO NEOs	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	641,400	(275,362)	351,915	717,953
2024	496,836	(288,300)	355,526	564,062
2023	281,366	(67,800)	432,925	646,491

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:
PEO	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total - Inclusion of Equity Values ($)
2025	727,358	63,870	—	38,596	—	829,824
2024	—	—	—	—	—	—
2023	—	—	—	28,742		28,742

Non-PEO NEOs	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	327,311	33,211	—	(8,608)	—	351,915
2024	363,225	40,100	—	(47,799)	—	355,526
2023	214,200	172,130	—	46,595	—	432,925

(5)	The amounts shown for Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR") assumes $100 was invested for the period starting October 7, 2022 (the date of the Company's IPO) through the end of December 31, 2023 for 2023, December 31, 2024 for 2024 and December 31, 2025 for 2025. Historical stock performance is not necessarily indicative of future stock performance.

Non-PEO NEO Average Total Compensation Amount	$ 641,400	496,836	281,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 717,953	564,062	646,491
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the "Stock Awards" column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 19 above.

PEO	Summary Compensation Table Total ($)	Exclusion of Stock Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2025	1,182,127	(611,915)	829,824	1,400,036
2024	376,300	—	—	376,300
2023	225,000	—	28,742	253,742

Non-PEO NEOs	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	641,400	(275,362)	351,915	717,953
2024	496,836	(288,300)	355,526	564,062
2023	281,366	(67,800)	432,925	646,491

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:
PEO	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total - Inclusion of Equity Values ($)
2025	727,358	63,870	—	38,596	—	829,824
2024	—	—	—	—	—	—
2023	—	—	—	28,742		28,742

Non-PEO NEOs	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	327,311	33,211	—	(8,608)	—	351,915
2024	363,225	40,100	—	(47,799)	—	355,526
2023	214,200	172,130	—	46,595	—	432,925

(5)	The amounts shown for Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR") assumes $100 was invested for the period starting October 7, 2022 (the date of the Company's IPO) through the end of December 31, 2023 for 2023, December 31, 2024 for 2024 and December 31, 2025 for 2025. Historical stock performance is not necessarily indicative of future stock performance.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return

In accordance with SEC rules, the following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR during the three most recently completed fiscal years.

All information provided herein under the heading Pay Versus Performance will not be deemed to be incorporated by reference into any filing made by us under the Securities Act or the Exchange Act, whether made before or after the date hereof and regardless of any general incorporation language included in any such filing, except to the extent we specifically incorporate such information by reference.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

In accordance with SEC rules, the following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company's Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 406	370	273
Net Income (Loss)	$ 8,447,000	7,636,000	3,489,000
PEO Name	Mr. Ferrantino
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 829,824	0	28,742
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,915)	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	727,358	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,870	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,596	0	28,742
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,915	355,526	432,925
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,362)	(288,300)	(67,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,311	363,225	214,200
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,211	40,100	172,130
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,608)	(47,799)	46,595
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0